Debt Obligations (Mortgage and Mezzanine Loans) (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($) ft² property	Dec. 31, 2013 USD ($) ft² property	Sep. 30, 2015 ft² property
Number of real estate properties	100	29	173
Area of real estate property | ft²	8,999,528	3,987,631	21,078,596
Two Property Investment [Member]
Non-recourse debt | $		$ 48,899
Number of real estate properties		2
Five Property Investment [Member]
Non-recourse debt | $		$ 72,245
Debt, weighted average interest rate		4.83%
Number of real estate properties		5
Four Property Investment [Member]
Non-recourse debt | $	$ 45,607
Number of real estate properties	4
London Interbank Offered Rate LIBOR 30-Day [Member]
Debt instrument, basis spread on variable rate	1.00%
London Interbank Offered Rate LIBOR 30-Day [Member] | Five Property Investment [Member]
Debt instrument, basis spread on variable rate		2.10%